Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes
Note K - Income Taxes
The provision for income taxes consists of the following components:

	2023	2022
Current tax expense	$3,312	$2,306
Deferred tax (benefit) expense	(745)	288
Total income taxes	$2,567	$2,594

The source of deferred tax assets and deferred tax liabilities at December 31:

	2023	2022
Items giving rise to deferred tax assets:
Other reserves	$152	$—
Allowance for loan losses	1,916	1,146
Unrealized loss on securities available for sale	3,233	3,938
Deferred compensation	2,176	2,058
Deferred loan fees/costs	169	137
Accrued bonus	249	266
Purchase accounting adjustments	11	6
Net operating loss	49	66
Lease liability	332	355
Nonaccrual interest income	113	204
Other	43	294
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(88)	(99)
FHLB stock dividends	(442)	(676)
Prepaid expenses	(35)	(231)
Depreciation and amortization	(841)	(843)
Right-of-use asset	(332)	(355)
Other	(399)	—
Net deferred tax asset	$6,306	$6,266

The Company determined that it was not required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through the future reversals of existing taxable temporary differences, deductions against forecasted income and tax planning strategies.

At December 31, 2023, the Company’s deferred tax asset related to Section 382 net operating loss carryforwards was $233, which will expire in 2026.

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 21% to income before taxes is as follows:

	2023	2022
Statutory tax (21%)	$3,192	$3,346
Effect of nontaxable interest	(468)	(385)
Effect of nontaxable insurance premiums	(205)	(240)
Income from bank owned insurance, net	(181)	(168)
Effect of postretirement benefits	45	(112)
Effect of state income tax	170	155
Tax credits	(25)	(37)
Other items	39	35
Total income taxes(1)	$2,567	$2,594

(1) Effective income tax rate was 16.9% for 2023 and 16.3% for 2022

At December 31, 2023 and December 31, 2022, the Company had no unrecognized tax benefits. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months.  The Company did not recognize any interest and/or penalties related to income tax matters for the periods presented.

The Company is subject to U.S. federal income tax as well as West Virginia state income tax.  The Company is no longer subject to federal or state examination for years prior to 2020. The tax years 2020-2022 remain open to federal and state examinations.